SHAREHOLDERS' EQUITY (Schedule of assumptions used for fair value of options) (Details) - $ / shares			1 Months Ended	12 Months Ended
		Jun. 08, 2023	Apr. 15, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			4 years 9 months
Risk-free interest rates			4.68%
Volatility			97.24%
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years 4 months 9 days
Risk-free interest rates		3.85%		4.68%	[1]
Volatility	[1]			97.24%		90.43%
Dividend yield	[1]			0.00%		0.00%		0.00%
Exercise price	[1]			$ 6		$ 5.89
Minimum [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life				5 years		5 years	[1]	5 years 3 months 10 days	[1]
Risk-free interest rates	[1]					3.82%		2.69%
Volatility	[1]							79.30%
Exercise price	[1]							$ 5.7
Maximum [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life				6 years 4 months 28 days		6 years 4 months 28 days	[1]	6 years 25 days	[1]
Risk-free interest rates	[1]					3.87%		3.88%
Volatility	[1]							82.60%
Exercise price	[1]							$ 10.6

[1]	The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.